STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended		98 Months Ended	122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Risk-free interest rate - Minimum	0.70%	0.89%
Risk-free interest rate - Maximum	0.925%	3.17%
Dividend	0.00%	0.00%
Weighted-average exercise price	$ 0.75	$ 1.16	$ 2.36
Weighted-average grant-date fair value	$ 0.62	$ 0.98		$ 1.12
Minimum [Member]
Volatility	109.00%	110.00%
Expected life (years)	5 years 0 months 22 days	5 years 6 months
Maximum [Member]
Volatility	115.00%	115.00%
Expected life (years)	6 years 3 months	6 years 3 months